SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of Long-lived Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment losses	$ 51,504	$ 0
Impairment Loss related to property, equipment and software	47,002
Impairment loss related to right-of-use assets	$ 4,502